Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rental expenses	¥ 100,006	$ 14,545	¥ 95,654	¥ 84,673